UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21181

Name of Fund: BlackRock Municipal 2020 Term Trust (BKK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)
	Par (000)		Value
Municipal Bonds

Alabama — 0.7%
Alabama State 21st Century Authority Tobacco Settlement, RB, Series A, 5.00%, 6/01/20	$ 1,000	$	1,199,960
Courtland IDB Alabama, Refunding RB, International Paper Co. Projects, Series A, 4.75%, 5/01/17	1,165		1,225,498

			2,425,458

Alaska — 2.0%
City of Valdez Alaska, Refunding RB, BP Pipelines Project:
Series B, 5.00%, 1/01/21	3,200		3,798,432
Series C, 5.00%, 1/01/21	2,500		2,967,525

			6,765,957

Arizona — 3.3%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A:
5.00%, 7/01/20	1,300		1,555,294
5.00%, 7/01/21	5,585		6,916,185
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/18	1,500		1,610,175
5.25%, 12/01/20	1,000		1,081,240

			11,162,894

California — 20.1%
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 5.00%, 8/15/22	815		963,126
California State Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/20	10,000		12,526,600
California Statewide Communities Development Authority, RB, John Muir Health, Series A, 5.00%, 8/15/22	5,000		5,443,600
Foothill Eastern Transportation Corridor Agency California, Refunding RB, CAB (a):
5.97%, 1/15/21	12,500		7,598,750
6.00%, 1/15/22	10,000		5,718,800
Golden State Tobacco Securitization Corp. California, RB (b):
ARS, Asset-Backed, Series A-3, 7.88%, 6/01/13	975		1,036,883
Series 2003-A-1, 6.63%, 6/01/13	1,500		1,580,070
Series 2003-A-1, 6.75%, 6/01/13	11,010		11,609,164
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	3,750		4,607,813
Riverside County Asset Leasing Corp. California, RB, Riverside County Hospital Project (NPFGC), 5.28%, 6/01/25 (a)	6,865		3,517,969
	Par (000)		Value
Municipal Bonds

California (concluded)
San Manuel Entertainment Authority, Series 04-C, 4.50%, 12/01/16 (c)	$ 4,000	$	4,136,680
State of California, GO, Various Purpose:
5.25%, 10/01/22	1,000		1,252,130
5.00%, 11/01/22	7,050		7,414,908

			67,406,493

Colorado — 1.2%
Colorado Health Facilities Authority, RB, Evangelical Lutheran Good Samaritan Society Project:
4.00%, 12/01/19	555		596,725
4.00%, 12/01/20	580		621,934
E-470 Public Highway Authority Colorado, RB, CAB, Senior Series B (NPFGC), 4.39%, 9/01/22 (a)	4,500		2,904,345

			4,123,004

District of Columbia — 3.0%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.50%, 5/15/33	4,215		4,599,450
Metropolitan Washington Airports Authority, Refunding RB, Series C-2, AMT (AGM), 5.00%, 10/01/24	5,000		5,346,650

			9,946,100

Florida — 7.9%
Bellalago Educational Facilities Benefit District, Special Assessment Bonds, Series A, 5.85%, 5/01/22	1,870		1,876,321
Broward County Florida Airport System Revenue, Refunding RB, Series P-1, AMT, 4.00%, 10/01/19	1,750		1,926,032
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/22	1,250		1,455,875
City of Jacksonville Florida, RB, Better Jacksonville, 5.00%, 10/01/22	5,160		5,962,999
Florida State Board of Education, GO, Refunding, Series B, 5.00%, 6/01/20	5,000		6,266,900
Habitat Community Development District, Special Assessment Bonds, 5.80%, 5/01/25	1,820		1,842,368
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	2,170		2,371,593
Pine Island Community Development District, RB, 5.30%, 11/01/10 (d)(e)	250		100,050
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 5/01/13	3,530		2,715,523

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)
	Par (000)		Value
Municipal Bonds

Florida (concluded)
Village Community Development District No. 5 Florida, Special Assessment Bonds, Series A, 6.00%, 5/01/22	$ 1,975	$	2,019,971

			26,537,632

Georgia — 2.3%
Gainesville & Hall County Development Authority, Refunding RB, ACTS Retirement - Life Communities, Inc. Obligated Group, 5.00%, 11/15/22	6,915		7,786,705

Hawaii — 0.9%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose Senior Living - Kahala Nui (f):
5.00%, 11/15/19	1,275		1,420,108
5.00%, 11/15/20	1,440		1,599,969

			3,020,077

Illinois — 13.6%
City of Chicago Illinois, RB, General Airport, Third Lien, Series A (AMBAC):
5.00%, 1/01/21	5,000		5,547,150
5.00%, 1/01/22	7,000		7,746,340
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC, Sub-Series B, 5.00%, 6/01/24 (d)(e)	1,075		107,468
Northwestern University, 5.00%, 12/01/21	4,800		5,071,152
Illinois State Toll Highway Authority, RB, Senior Priority, Series A (AGM), 5.00%, 1/01/19	2,250		2,511,495
Lake Cook-Dane & McHenry Counties Community Unit School District 220 Illinois, GO, Refunding (AGM), 5.25%, 12/01/20	1,000		1,274,900
Metropolitan Pier & Exposition Authority Illinois, Refunding RB, CAB, McCormick, Series A (NPFGC), 3.65%, 6/15/22 (a)	13,455		9,413,656
Railsplitter Tobacco Settlement Authority, RB, 5.25%, 6/01/20	10,000		11,726,800
State of Illinois, RB, Build Illinois, Series B, 5.00%, 6/15/20	2,000		2,397,620

			45,796,581

Indiana — 4.3%
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	4,000		2,444,720
Indiana Municipal Power Agency, Series A, 5.00%, 1/01/21	600		732,552
	Par (000)		Value
Municipal Bonds

Indiana (concluded)
Indianapolis Airport Authority, Refunding RB, Special Facilities, FedEx Corp. Project, AMT, 5.10%, 1/15/17	$ 10,000	$	11,359,900

			14,537,172

Kansas — 2.2%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.25%, 11/15/20	2,500		3,041,650
Wyandotte County-Kansas City Unified Government, RB, Kansas International Speedway (NPFGC), 4.56%, 12/01/20 (a)	6,440		4,421,640

			7,463,290

Kentucky — 1.8%
Kentucky Housing Corp., RB, Series C, AMT, 4.63%, 7/01/22	2,000		2,106,340
Louisville & Jefferson County, RB, Metro Government Catholic Health Initiatives, Series A:
3.50%, 12/01/20	2,115		2,323,603
5.00%, 12/01/20	1,430		1,735,977

			6,165,920

Louisiana — 0.6%
Parish of DeSoto Louisiana, RB, Series A, AMT, 5.85%, 11/01/27	2,000		2,098,840

Maryland — 4.9%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	1,250		1,377,887
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.50%, 1/01/21	1,335		1,532,353
University of Maryland Medical System, 5.00%, 7/01/19	670		775,083
Maryland State and Local Facilities Loan, GO, Series B, 5.00%, 3/15/20	10,000		12,684,900

			16,370,223

Massachusetts — 1.5%
Massachusetts Development Finance Agency, RB, Waste Management, Inc. Project, AMT, 5.45%, 6/01/14	4,500		4,854,690
Massachusetts State Water Pollution Abatement, Refunding RB, MWRA Program, Sub-Series A, 6.00%, 8/01/23	140		140,633

			4,995,323

Michigan — 2.5%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.00%, 5/15/20	1,720		1,960,232

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2012	2

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)
	Par (000)		Value
Municipal Bonds

Michigan (concluded)
Lansing Board of Water & Light Utilities, RB, Series A, 3.50%, 7/01/20	$ 1,000	$	1,114,350
Michigan State Building Authority, RB, Refunding Facilities Program, Series A:
4.00%, 10/15/20	1,205		1,370,194
5.00%, 10/15/20	325		393,864
State of Michigan, Refunding RB:
5.00%, 11/01/20	1,000		1,220,970
5.00%, 11/01/21	2,000		2,417,700

			8,477,310

Minnesota — 7.2%
Minnesota Higher Education Facilities Authority, RB, University of St. Thomas, Series 5-Y, 5.00%, 10/01/24	1,250		1,316,550
Minnesota State Trunk Highway, GO, Series B, 5.00%, 10/01/20	16,000		20,411,680
Tobacco Securitization Authority, Refunding RB, Tobacco Settlement, Series B, 5.00%, 3/01/20	2,000		2,351,260

			24,079,490

Mississippi — 0.8%
Mississippi Development Bank, SO, Refunding, Tunica County, Mississippi Highway Project, 5.00%, 1/01/20	2,275		2,753,683

Missouri — 3.4%
Missouri Development Finance Board, RB, Branson Landing Project, Series A, 5.50%, 12/01/24	5,000		5,196,600
Missouri State Health & Educational Facilities Authority, Refunding RB, BJC Health System, Series A, 5.00%, 5/15/20	5,500		6,120,235

			11,316,835

Multi-State — 5.8%
Centerline Equity Issuer Trust (c)(g):
5.75%, 5/15/15	1,000		1,094,840
6.00%, 5/15/15	4,000		4,403,160
6.00%, 5/15/19	2,500		2,964,625
6.30%, 5/15/19	2,500		3,005,300
MuniMae TE Bond Subsidiary LLC (c)(g)(h):
5.40%	5,000		3,349,950
5.80%	5,000		3,449,950
Series D, 5.90%	2,000		1,139,980

			19,407,805

Nebraska — 1.2%
Central Plains Energy Project No. 3, RB, Gas Project, 5.00%, 9/01/20	3,500		3,934,910

	Par (000)		Value
Municipal Bonds

Nevada — 3.2%
City of Henderson Nevada, Special Assessment Bonds, District No. T-18, 5.15%, 9/01/21	$ 1,755	$	1,073,691
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/20	5,000		5,418,650
County of Clark Nevada, Special Assessment Bonds, Special Improvement District No. 142, 5.00%, 8/01/20 (f)	1,560		1,689,886
County of Clark Nevada Airport System Revenue, Refunding RB, Las Vegas McCarran International Airport:
Series B, 5.00%, 7/01/19	1,000		1,198,230
Series B, 5.00%, 7/01/20	1,000		1,201,190

			10,581,647

New Hampshire — 2.7%
New Hampshire Business Finance Authority, Refunding RB, Public Service Co. of New Hampshire Project, Series B, AMT (NPFGC), 4.75%, 5/01/21	4,350		4,587,945
New Hampshire Health & Education Facilities Authority, Refunding RB, Elliot Hospital, Series B, 5.60%, 10/01/22	4,225		4,533,256

			9,121,201

New Jersey — 5.4%
Middlesex County Improvement Authority, RB, George Street Student Housing Project, Series A, 5.00%, 8/15/23	1,000		1,031,310
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 9.00%, 6/01/33 (i)	1,500		1,583,745
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/20	2,500		2,876,550
First Mortgage, Winchester, Series A, 4.80%, 11/01/13	520		530,265
School Facilities, Series GG, 5.00%, 9/01/22	2,000		2,400,640
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.25%, 12/01/18	2,500		3,040,825
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AtlantiCare Regional Medical Center, 5.00%, 7/01/20	2,110		2,348,451

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)
	Par (000)		Value
Municipal Bonds

New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
Capital Health System Obligation Group, Series A, 5.75%, 7/01/13 (b) $	4,000	$	4,195,600

			18,007,386

New York — 8.0%
City of New York New York, GO, 5.00%, 4/01/18	365		440,205
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT (d)(e)(i):
7.63%, 8/01/25	3,885		4,095,839
7.75%, 8/01/31	5,000		5,325,000
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	8,500		8,994,955
New York State Thruway Authority, RB, General Revenue, Series I, 5.00%, 1/01/20	875		1,053,754
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 5.00%, 12/01/20	1,525		1,688,449
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series B-1C, 5.50%, 6/01/20	5,000		5,211,100

			26,809,302

North Carolina — 2.4%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/21	1,550		1,821,545
North Carolina Municipal Power Agency No. 1, Refunding RB, Series B, 5.00%, 1/01/20	5,000		6,063,600

			7,885,145

Ohio — 4.1%
Cuyahoga County, RB, Cleveland Clinic Health System, Series A (b):
6.00%, 7/01/13	1,530		1,610,493
6.00%, 7/01/13	1,470		1,547,337
6.00%, 7/01/13	5,100		5,368,311
6.00%, 7/01/13	4,900		5,157,789

			13,683,930

Oklahoma — 0.9%
Canadian County Educational Facilities Authority, RB, Mustang Public Schools Project, 4.50%, 9/01/20	1,500		1,724,940
	Par (000)		Value
Municipal Bonds

Oklahoma (concluded)
Tulsa County Industrial Authority, RB, Broken Arrow Public School, 4.00%, 9/01/22	$ 1,100	$	1,219,328

			2,944,268

Pennsylvania — 6.3%
Lancaster County Hospital Authority, RB, General Hospital Project, 5.75%, 9/15/13 (b)	7,500		7,938,525
Pennsylvania Economic Development Financing Authority, RB, Refunding Amtrak Project Series A, AMT, 4.00%, 11/01/20	2,175		2,362,333
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Drexel University, Series A, 5.00%, 5/01/20	1,575		1,874,502
Pennsylvania IDA, Refunding RB, 5.00%, 7/01/20	1,500		1,817,550
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/22	1,000		1,168,900
Pennsylvania Turnpike Commission, Refunding RB, Series A, 5.00%, 12/01/20	4,000		4,892,400
State Public School Building Authority, RB, Community College Allegheny County Project (AGM), 5.00%, 7/15/20	995		1,186,975

			21,241,185

Puerto Rico — 3.2%
Puerto Rico Electric Power Authority, RB, Series NN, 5.13%, 7/01/13 (b)	9,000		9,402,300
Puerto Rico Sales Tax Financing Corp., Refunding RB, Sales Tax Revenue, Series C, 5.00%, 8/01/22	1,100		1,320,704

			10,723,004

South Carolina — 0.7%
South Carolina State Ports Authority, RB, 5.00%, 7/01/20	2,000		2,438,080

Texas — 10.8%
Central Texas Regional Mobility Authority, RB, Senior Lien:
5.75%, 1/01/19	800		890,472
5.75%, 1/01/20	1,140		1,334,644
City of Dallas Texas, Refunding RB (AGC), 5.00%, 8/15/21	2,500		2,892,700
City of Frisco TX, GO, Refunding, 3.00%, 2/15/20	2,250		2,478,240
City of Houston Texas, Refunding RB, Sub Lien, Series B, 5.00%, 7/01/20	250		300,297

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2012	4

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)
	Par (000)		Value
Municipal Bonds

Texas (concluded)
Love Field Airport Modernization Corp., RB, Southwest Airlines Co., Love Field Modernization Program Project, 5.00%, 11/01/20	$ 3,715	$	4,098,536
Lower Colorado River Authority, 5.00%, 5/15/20	5,000		6,108,650
North Texas Tollway Authority, RB, Series C:
5.25%, 1/01/20	1,000		1,186,840
5.38%, 1/01/21	5,000		5,915,500
Texas State Turnpike Authority, RB, CAB, First Tier, Series A (AMBAC) (a):
3.57%, 8/15/21	7,990		5,801,779
4.16%, 8/15/24	8,450		5,150,444

			36,158,102

US Virgin Islands — 0.3%
Virgin Islands Public Finance Authority, RB, Senior Lien, Matching Fund Loan Note, Series A, 5.25%, 10/01/17	1,000		1,076,220

Virginia — 7.4%
Charles City County EDA, RB, Waste Management Inc. Project, Mandatory Put Bonds, AMT, 5.13%, 8/01/27	10,000		10,750,000
Mecklenburg County IDA Virginia, Refunding RB, Exempt Facility, UAE LP Project, AMT, 6.50%, 10/15/17	7,500		7,521,375
Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/20	2,000		2,527,960
Roanoke EDA, RB, Carilion Clinic Obligation Group, 5.00%, 7/01/20	1,500		1,795,170
Russell County IDA, Refunding RB, Appalachian Power, Series K, 4.63%, 11/01/21	2,000		2,211,780

			24,806,285

Washington — 1.5%
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B:
5.00%, 10/01/20	250		301,580
5.00%, 10/01/42 (i)	4,000		4,872,400

			5,173,980

Wisconsin — 2.8%
State of Wisconsin, Refunding RB, Series A, 5.25%, 5/01/20	1,000		1,219,750
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., 5.00%, 4/01/20	1,515		1,795,548
Wheaton Franciscan Services, Series A, 5.50%, 8/15/17	2,880		2,986,330
	Par (000)		Value
Municipal Bonds

Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, Refunding RB (concluded):
Wheaton Franciscan Services, Series A, 5.50%, 8/15/18 $	3,190	$	3,296,067

			9,297,695

Total Municipal Bonds – 150.9%			506,519,132

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (j)

Illinois — 1.7%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.00%, 11/01/20	5,000		5,895,650

Total Long-Term Investments (Cost – $483,850,627) – 152.6%			512,414,782

	Shares
Short-Term Securities

FFI Institutional Tax-Exempt Fund, 0.01% (k)(l)	2,583,270		2,583,270

Total Short-Term Securities (Cost – $2,583,270) – 0.8%			2,583,270

Total Investments (Cost - $486,433,897*) – 153.4%			514,998,052
Liabilities in Excess of Other Assets – (0.5)%			(1,779,151)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (1.1)%			(3,751,970)
AMPS, at Redemption Value – (51.8)%			(173,853,558)

Net Assets Applicable to Common Shares – 100.0%		$	335,613,373

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$482,149,726
Gross unrealized appreciation	$36,791,267
Gross unrealized depreciation	(7,692,941)
Net unrealized appreciation	$29,098,326

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2012	5

Schedule of Investments (concluded)	BlackRock Municipal 2020 Term Trust (BKK)

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Non-income producing security.
(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Pershing LLC	$3,020,077	$28,027
Stifel, Nicolaus & Co.	$1,689,886	$6,256

(g)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Variable rate security. Rate shown is as of report date.
(j)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(k)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at July 31, 2012	Income
FFI Institutional Tax-Exempt Fund	3,693,013	(1,109,743)	2,583,270	$217

(l)	Represents the current yield as of report date.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARS	Auction Rate Securities
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SO	Special Obligation

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$512,414,782	—	$512,414,782
Short-Term Securities	$2,583,270	—	—	2,583,270
Total	$2,583,270	512,414,782	—	$514,998,052

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$169,473	—	—	$169,473
Liabilities:
TOB trust certificates	—	$(3,750,000)	—	(3,750,000)
Total	$169,473	$(3,750,000)	—	$(3,580,527)

There were no transfers between levels during the period ended July 31, 2012.
BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2012	6

Item 2 – Controls and Procedures

2(a) –    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2020 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2020 Term Trust

Date: September 25, 2012